REDEEMABLE NONCONTROLLING INTERESTS (Details) (Joint venture [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
Joint venture [Member]
Redeemable Noncontrolling Interest [Line Items]
Balance at beginning of fiscal year	$ 987	$ 1,812
Net income (loss)	12	(13)
Net distributions	(27)	(442)
Mark-to-market adjustments	35	(370)
Acquisition of joint venture partner's interest	(1,007)	0
Balance at close of fiscal year	$ 0	$ 987